Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
4.	Revenue
Revenue by geographic region is based on the country in which our customer is located and is summarized by geographic area as follows (in thousands):

	Three Months Ended June 30,
	2024	2023
France	$1,866	$1,258
Spain	1,450	896
All Other Countries	8,450	10,806

Total Revenues	$11,766	$12,960

For the three months ended June 30, 2024, $3.6 million of revenue was generated in five countries included within All Other Countries in the table above, representing approximately 31% of
Total Revenues
, with each country responsible for approximately 4% to 8% of the total. Remaining revenue was generated by sales in 40 other countries included within All Other Countries. For the three months ended June 30, 2023, $4.4 million of revenue was generated in five countries included within All Other Countries, representing approximately 35% of
Total Revenues
, with each country responsible for approximately 4% to 9% of the total. Remaining revenue was generated by sales in 40 other countries included within All Other Countries.

	Six Months Ended June 30,
	2024	2023
France	$3,536	$3,113
Spain	2,562	2,520
United Kingdom	2,173	2,257
All Other Countries	12,881	19,141

Total Revenues	$21,152	$27,031

For the six months ended June 30, 2024, $5.4 million of revenue wa
s ge
nerated in five countries included within All Other Countries in the table above, representing approximately 26% of Total Revenues, with each country responsible for approximately 3% to 8% of the total. Remaining revenue was generated by sales in 45 other countries included within All Other Countries. For the six months ended June 30, 2023, $7.7 million of revenue was generated in five countries included within All Other Countries, representing approximately 29% of Total Revenues, with each country responsible for approximately 4% to 8% of the total. Remaining revenue was generated by sales in 48 other countries included within All Other Countries. No revenue was generated in the United States for the three and six months ended June 30, 2024.

4.	Revenue
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands

	Year Ended December 31,
	2023	2022
France
Turkey	5,494	4,079
Spain	4,618	6,852
Chile	2,708	5,008
All other countries	35,078	42,240

Total Revenues	$53,467	$64,211

There is currently no revenue generated in the United States. For the year ended December 31, 2023, $13.3 million of revenue was generated in four countries included within All other countries in the table above, representing approximately 25% of Total Revenues, with each country responsible for approximately 5%-9% of the total. The remaining revenue was generated by sales in 55 other countries included within All other countries. For the year ended December 31, 2022, $16.0 million of revenue was generated in four countries included within All other countries, representing approximately 25% of Total Revenues, with each country responsible for approximately 6%-7% of the total. Remaining revenue was generated by sales in 50 other countries included within All other countries.